Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expense	¥ 29,027	$ 3,977	¥ 12,501	¥ 10,748
Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	1 year	1 year
Minimum [Member] | Straight Line Method [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	1 year	1 year
Maximum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	10 years	10 years
Maximum [Member] | Straight Line Method [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	5 years	5 years